UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Global Bond Portfolio


This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                            GLOBAL
                                                                                             BOND
                                                                                          PORTFOLIO
                                                                                       -----------------
                                                                                       -----------------
ASSETS:
     Investments in securities, market value  (1)                                    $      120,826,111
     Cash denominated in foreign currencies  (2)                                                418,304
     Interest receivable                                                                      1,938,838
     Receivable for investments sold                                                          3,956,345
     Unrealized appreciation on forward foreign currency contracts                              605,002
                                                                                       -----------------
                                                                                       -----------------

     Total assets                                                                           127,744,600
                                                                                       -----------------
                                                                                       -----------------

LIABILITIES:

     Due to investment adviser                                                                  137,546
     Payable for investments purchased                                                        3,421,247
     Payable to custodian                                                                       275,521
     Unrealized depreciation on forward foreign currency contracts                              142,449
                                                                                       -----------------
                                                                                       -----------------

     Total liabilities                                                                        3,976,763
                                                                                       -----------------
                                                                                       -----------------

NET ASSETS                                                                           $      123,767,837
                                                                                       =================
                                                                                       =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $        1,156,819
     Additional paid-in capital                                                             111,812,553
     Net unrealized appreciation on investments, translation of assets and liabilities denominated in foreign currencies and forward
     foreign currency contracts                                                               7,081,736
     Undistributed net investment income                                                        639,291
     Accumulated net realized gain on investments and forward foreign
     currency contracts                                                                       3,077,438
                                                                                       -----------------
                                                                                       -----------------

NET ASSETS                                                                           $      123,767,837
                                                                                       =================
                                                                                       =================

NET ASSET VALUE PER OUTSTANDING SHARE                                                $            10.70
                                                                                       =================
                                                                                       =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                             100,000,000
     Outstanding                                                                             11,568,191

(1)  Cost of investments in securities:                                              $      114,206,737
(2)  Cost of cash denominated in foreign currencies:                                            418,495

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         GLOBAL
                                                                                          BOND
                                                                                        PORTFOLIO
                                                                                      --------------
                                                                                      --------------
INVESTMENT INCOME:
    Interest                                                                        $     2,363,743
                                                                                      --------------
                                                                                      --------------

EXPENSES:

    Management fees                                                                         862,970
                                                                                      --------------
                                                                                      --------------

NET INVESTMENT INCOME                                                                     1,500,773
                                                                                      --------------
                                                                                      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                      2,978,360
    Change in net unrealized appreciation on investments                                 (4,381,615)
    Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                                        2,246,912
    Change in net unrealized depreciation on forward foreign currency contracts           3,912,032
                                                                                      --------------
                                                                                      --------------

    Net realized and unrealized gain on investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency
    contracts                                                                            4,755,689
                                                                                      --------------
                                                                                      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     6,256,462
                                                                                      ==============
                                                                                      ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                    GLOBAL BOND
                                                                                     PORTFOLIO
                                                                              -------------------------
                                                                              -------------------------
                                                                                 2003          2002
                                                                              ------------  -----------
                                                                              -------------------------
                                                                                UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                                     $ 1,500,773 $ 3,790,105
    Net realized gain on investments                                            2,978,360   5,611,946
    Net realized loss on forward foreign currency contracts                                (4,104,288)
    Change in net unrealized appreciation (depreciation) on investments         (4,381,615) 9,237,084
    Change in net unrealized appreciation on translation of assets and
       liabilities denominated in foreign currencies                              2,246,912 3,503,211
    Change in net unrealized depreciation on forward foreign currency contracts 3,912,032 (4,320,870)
                                                                              ------------  -----------
                                                                              ------------  -----------
    Net increase in net assets resulting from operations                        6,256,462   13,717,188
                                                                              ------------  -----------
                                                                              ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                 (1,492,671)  (4,240,216)
    From net realized gains                                                                 (1,390,945)
                                                                              ------------  -----------
                                                                              ------------  -----------

    Total distributions                                                        (1,492,671)  (5,631,161)
                                                                              ------------  -----------
                                                                              ------------  -----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                          40,148,899   89,252,618
    Reinvestment of distributions                                               1,492,671    5,631,161
    Redemptions of shares                                                     (61,170,773)  (76,684,027)
                                                                              ------------  -----------
                                                                              ------------  -----------

    Net increase (decrease) in net assets resulting from share transactions   (19,529,203)  18,199,752
                                                                              ------------  -----------
                                                                              ------------  -----------

    Total increase (decrease) in net assets                                   (14,765,412)  26,285,779

NET ASSETS:
    Beginning of period                                                       138,533,249   112,247,470
                                                                              ------------  -----------
                                                                              ------------  -----------

    End of period  (1)                                                      $ 123,767,837 $ 138,533,249
                                                                              ============  ===========
                                                                              ============  ===========

OTHER INFORMATION:

SHARES:

    Sold                                                                        3,769,188    8,893,689
    Issued in reinvestment of distributions                                       138,210      552,354
    Redeemed                                                                   (5,731,879)  (7,569,820)
                                                                              ------------  -----------
                                                                              ------------  -----------

    Net increase (decrease)                                                    (1,824,481)   1,876,223
                                                                              ============  ===========
                                                                              ============  ===========

(1) Including undistributed net investment income                           $     639,291 $    631,189

See notes to financial statements.

MAXIM SERIES FUND, INC.

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                             Six Months   Year Ended December 31,      Period Ended December 31,
                                               Ended     ------------------------------  -------------
                                                         ------------------------------  -----------
                                             June 30, 20032002       2001       2000       1999 +
                                             --------------------  ---------  ---------  -----------
                                             --------------------  ---------  ---------  -----------
                                                  UNAUDITED

Net Asset Value, Beginning of Period       $    10.34  $    9.75 $     9.76 $     9.71 $      10.00

Income from Investment Operations


Net investment income                            0.14       0.28       0.71       0.37         0.16
Net realized and unrealized gain (loss)          0.35       0.74      (0.38)      0.49        (0.29)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Total Income (Loss) From Investment Operations   0.49       1.02       0.33       0.86        (0.13)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Less Distributions

From net investment income                      (0.13)     (0.32)     (0.18)     (0.81)       (0.16)
From net realized gains                                    (0.11)     (0.16)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Total Distributions                             (0.13)     (0.43)     (0.34)     (0.81)       (0.16)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Net Asset Value, End of Period             $    10.70  $   10.34 $     9.75 $     9.76 $       9.71
                                             =========   ========  =========  =========  ===========
                                             =========   ========  =========  =========  ===========


Total Return                                    4.73% o   10.54%      3.41%      9.02%       (1.25%)o

Net Assets, End of Period ($000)           $  123,768  $ 138,533 $  112,247 $   88,218 $     91,795

Ratio of Expenses to Average Net Assets         1.30% *    1.30%      1.30%      1.30%        1.30% *

Ratio of Net Investment Income to Average Net   2.26% *    2.86%      2.95%      3.53%        4.00% *

Portfolio Turnover Rate                        72.34% o  275.23%    227.53%    367.96%       86.93% o


 + The portfolio commenced operations on July 26, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2003 were $538,056, $539,853, and 0.44%, respectively.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Forward Currency Transactions

      The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $64,949,165 and $77,152,164, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $12,032,141 and $32,030,078, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $114,155,333. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,906,370 and gross depreciation of securities in which there was an excess of tax cost over value of $235,591, resulting in net appreciation of $6,670,779.

5. FORWARD FOREIGN CURRENCY CONTRACTS

      As of June 30, 2003, the Portfolio held the following forward foreign currency contracts:

                                                                                       Net
                                             Delivery                              Unrealized
                                               Value             Settlement       Appreciation
                                             (Foreign               Date          (Depreciation)
                                             Currency)
                                         ------------------    ----------------   --------------
     Long Contracts:
        New Zealand Dollar                      3,560,000      December 17, 2003$   (17,094)
        Canadian Dollar                         5,064,000      December 17, 2003    (30,335)
        Euro                                   39,846,000      December 17, 2003    181,680
        Japanese Yen                        2,077,200,000      December 17, 2003    234,180
        Swedish Krona                          31,950,000      December 17, 2003    112,188
        Danish Krone                            7,270,000      December 17, 2003    24,870

     Short Contracts:

        Australian Dollar                       9,048,000      December 17, 2003$   68,778
        Japanese Yen                          111,000,000      December 17, 2003    (69,630)
        Euro                                    7,665,000      December 17, 2003    (42,084)
                                                                                  --------------

     Net Appreciation                                                           $   462,553
                                                                                  ==============



6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had post-October foreign currency loss deferrals of $2,818,289, which will expire in 2003 if unutilized.

The Maxim Series Fund

Global Bond Portfolio

BONDS

AUSTRIA

FOREIGN BANKS
449,000,000 Pfandbriefstelle Der Oesterr                               3,954,704
        JPY Senior Unsubordinated Notes
            1.600% February 15, 2011

                                                                      $3,954,704

TOTAL AUSTRIA              --- 3.27%
$3.954,704

BELGIUM

FOREIGN GOVERNMENTS
  1,250,000 Government of Belgium                                      1,599,868
        EUR Bonds
            5.500% March 28, 2028

    960,000 Government of Belgium                                      1,248,130
        EUR Bonds
            5.500% September 28, 2017

    996,000 Government of Belgium                                      1,178,147
        EUR Bonds
            3.750% March 28, 2009

    250,000 Government of Belgium                                        315,006
        EUR Bonds
            5.000% September 28, 2011

                                                                      $4,341,151

TOTAL BELGIUM              --- 3.59%                                  $4,341,151

CANADA

CANADIAN - FEDERAL
  2,553,000 Government of Canada                                       2,085,296
        CAD Bonds
            6.000% June 1, 2011

  1,702,000 Government of Canada                                       1,370,368
        CAD Bonds
            5.750% June 1, 2029

                                                                      $3,455,664

CANADIAN - PROVINCIAL
    300,000 Province of Quebec                                           233,551
        CAD Debentures
            6.000% October 1, 2029

                                                                        $233,551

FINANCIAL SERVICES
     50,000 Newcourt Credit Group Inc                                     53,561
            Notes
            6.875% February 16, 2005

                                                                         $53,561

TOTAL CANADA               --- 3.10%                                  $3,742,776

DENMARK

FOREIGN BANKS
641,000,000 Bayerische Landesbank Girozentrale                         5,572,293
        JPY Senior Notes
            1.400% April 22, 2013

152,000,000 Deutsche Ausgleichsbank                                    1,380,283
            Bonds
        JPY 1.850% September 20, 2010

    200,000 KFW                                                          251,502
        EUR Notes
            5.000% July 4, 2011

                                                                      $7,204,078

FOREIGN GOVERNMENTS
    786,000 Bundesrepublik Deutschland                                 1,004,331
        EUR Bonds
            5.250% January 4, 2011

  2,600,000 Government of Denmark                                        529,275
        DKK Bonds
            7.000% November 10, 2024

  3,100,000 Government of Denmark                                        554,829
        DKK Bonds
            6.000% November 15, 2011

  1,070,000 Government of Denmark                                      1,240,632
        EUR Bonds
            3.250% November 14, 2008

                                                                      $3,329,067

TOTAL DENMARK              --- 8.72%                                 $10,533,145

EUROPEAN COMMUNITY

SUPRANATIONALS

  2,000,000 Inter-American Development Bank                            2,286,808
            Bonds
            5.750% February 26, 2008

                                                                      $2,286,808

TOTAL EUROPEAN COMMUNITY --- 1.89%                                    $2,286,808

FRANCE

FOREIGN GOVERNMENTS
  3,350,000 Government of France                                       4,429,870
        EUR Debentures
            3.000% July 25, 2009

    240,000 Government of France                                         307,793
        EUR Debentures
            3.000% July 25, 2012

    230,000 Government of France                                         316,514
        EUR Debentures
            3.400% July 25, 2029

  3,000,000 Government of France                                       3,619,191
        EUR Bonds
            2.500% July 25, 2013

                                                                      $8,673,368

TOTAL FRANCE               --- 7.19%                                  $8,673,368

GERMANY

FOREIGN GOVERNMENTS
  1,280,000 Deutschland Bundesrepublik                                 1,609,411
        EUR Bonds
            5.000% January 4, 2012

  7,011,000 Deutschland Bundesrepublik                                 8,464,996
        EUR Bonds
            4.125% July 4, 2008

  1,300,000 Government of Germany                                      1,693,129
        EUR Bonds
            5.625% January 4, 2028

                                                                     $11,767,536

TOTAL GERMANY              --- 9.74%                                 $11,767,536

ITALY

FOREIGN GOVERNMENTS
    750,000 Government of Italy                                          764,579
            Bonds
            2.500% March 31, 2006

                                                                        $764,579

TOTAL ITALY                --- 0.63%                                    $764,579

JAPAN

FOREIGN BANKS
300,000,000 Japan Bank For Int'l Cooperation                           2,485,307
        JPY Notes
            .350% March 19, 2008

                                                                      $2,485,307

TOTAL JAPAN                --- 2.06%                                  $2,485,307

NETHERLANDS

                                 FOREIGN BANKS

  1,500,000 Rabobank Nederland                                         1,680,717
            Notes
            5.500% September 17, 2008

                                                                      $1,680,717

FOREIGN GOVERNMENTS
    430,000 Government of Netherlands                                    552,623
        EUR Bonds
            5.500% January 15, 2028

  3,300,000 Government of the Netherlands                              4,182,346
        EUR Bonds
            5.250% July 15, 2008

    700,000 Government of the Netherlands                                877,990
        EUR Bonds
            5.000% July 15, 2012

                                                                      $5,612,959

TOTAL NETHERLANDS          --- 6.04%                                  $7,293,676

NEW ZEALAND

FOREIGN GOVERNMENTS
  3,300,000 Government of New Zealand                                  2,092,645
        NZD Bonds
            6.500% April 15, 2013

                                                                      $2,092,645

TOTAL NEW ZEALAND          --- 1.73%                                  $2,092,645

PORTUGAL

FOREIGN GOVERNMENTS
    476,000 Government of Portugal                                       615,327
        EUR Bonds
            5.450% September 23, 2013

  4,900,000 Obrigacoes Do Tesouro                                      6,245,200
        EUR Bonds
            5.375% June 23, 2008

                                                                      $6,860,527

TOTAL PORTUGAL             --- 5.68%                                  $6,860,527

SWEDEN

FOREIGN GOVERNMENTS
  5,000,000 Government of Sweden                                         748,037
        SEK Debentures
            6.750% May 5, 2014

 12,600,000 Government of Sweden                                       1,959,394
        SEK Bonds
            4.000% December 1, 2008

  8,400,000 Government of Sweden                                       1,242,357
        SEK Bonds
            3.500% December 1, 2015

                                                                      $3,949,788

TOTAL SWEDEN               --- 3.27%                                  $3,949,788

UNITED KINGDOM

FOREIGN GOVERNMENTS
    180,000 United Kingdom                                               315,640
            Bonds
            5.000% September 7, 2014

UNITED KINGDOM

FOREIGN GOVERNMENTS
  1,750,000 United Kingdom                                             3,063,916
        GBP Bonds
            5.000% March 7, 2012

                                                                      $3,379,556

OFFICE EQUIPMENT & SUPPLIES
    100,000 Xerox Capital PLC                                            100,500
            Company Guaranteed Notes
            5.875% May 15, 2004

                                                                        $100,500

TOTAL UNITED KINGDOM       --- 2.88%                                  $3,480,056

UNITED STATES

AEROSPACE & DEFENSE
    400,000 General Dynamics Corp                                        401,906
            Notes
            4.250% May 15, 2013

                                                                        $401,906

AIRLINES

    300,000 American Airlines Inc                                        209,611
            Bonds
            8.608% October 1, 2012

    180,000 Continental Airlines Inc                                     146,104
            Pass Thru Certificates
            7.373% December 15, 2015

                                                                        $355,715

AUTOMOBILES

    100,000 Ford Motor Co                                                 91,607
            Notes
            7.450% July 16, 2031

                                                                         $91,607

BANKS

    450,000 Bank of America Corp                                         511,832
            Senior Notes
            5.875% February 15, 2009

    100,000 Wells Fargo & Co                                             103,156
            Notes
            3.500% April 4, 2008

                                                                        $614,988

BROADCAST/MEDIA

    125,000 CSC Holdings Inc                                             126,250
            Notes
            7.625% April 1, 2011

    300,000 Comcast Corp                                                 308,533
            Notes
            5.300% January 15, 2014

    100,000 Liberty Media Corp                                           101,652
            Notes
            5.700% May 15, 2013

                                                                        $536,435

ELECTRIC COMPANIES
     35,000 CenterPoint Energy Resources #                                40,259
            Notes
            7.875% April 1, 2013

    150,000 MSW Energy Holdings/Finance #                                154,125
            Company Guaranteed Notes
            8.500% September 1, 2010

     70,000 PP& L Capital Funding Inc                                     82,626
            Company Guaranteed Notes
            8.375% June 15, 2007

                                                                        $277,010

FINANCIAL SERVICES
    300,000 Capital One Bank                                             321,911
            Senior Notes
            6.875% February 1, 2006

    500,000 Morgan Stanley                                               512,406
            Notes
            3.625% April 1, 2008

     50,000 Summit Capital Trust I                                        59,902
            Notes
            8.400% March 15, 2027

  1,600,000 Toyota Motor Credit Corp                                   1,731,715
            Senior Unsecured Notes
            4.875% June 20, 2007

                                                                      $2,625,934

HOMEBUILDING

    100,000 DR Horton Inc                                                105,250
            Senior Notes
            6.875% May 1, 2013

    130,000 NVR Inc                                                      130,325
            Senior Notes
            5.000% June 15, 2010

                                                                        $235,575

INSURANCE RELATED
    150,000 Liberty Mutual #                                             110,344
            Notes
            7.697% October 15, 2097

                                                                        $110,344

LEISURE & ENTERTAINMENT
    155,000 Park Place Entertainment Corp                                171,275
            Senior Unsecured  Notes
            8.500% November 15, 2006

     95,000 Park Place Entertainment Corp                                101,294
            Senior Unsecured Notes
            7.875% December 15, 2005

                                                                        $272,569

MACHINERY

    150,000 Case Corp                                                    131,438
            Notes
            7.250% January 15, 2016

                                                                        $131,438

MISCELLANEOUS

305,000,000 GE Financial Assurance Holdings                            2,521,541
        JPY Notes
            1.600% June 20, 2011

                                                                      $2,521,541

OIL & GAS

    225,000 Frontier Escrow Corp #                                       235,125
            Senior Notes
            8.000% April 15, 2013

     85,000 Houston Exploration Co                                        88,825
            Senior Subordinated Notes
            8.625% January 1, 2008

                                                                        $323,950

SPECIALIZED SERVICES
    500,000 Hertz Corp                                                   504,435
            Notes
            6.250% March 15, 2009

                                                                        $504,435

TELEPHONE & TELECOMMUNICATIONS
    300,000 Verizon Virginia Inc                                         308,129
            Notes
            4.625% March 15, 2013

                                                                        $308,129

U.S. GOVERNMENTS

 11,000,000 United States of America                                  12,392,062
            3.000% July 15, 2012
  1,900,000 United States of America                                   1,916,477
            1.750% December 31, 2004
                                                                     $14,308,539

TOTAL UNITED STATES        --- 19.56%                                $23,620,115

TOTAL BONDS --- 79.33%                                               $95,846,181
(Cost $89,226,806)

SHORT-TERM INVESTMENTS

EUROPEAN COMMUNITY

  5,000,000 International Bank for

            Reconstruction & Development                               4,997,472
            0.920%, July 21, 2003
                                                                      $4,997,472

TOTAL EUROPEAN COMMUNITY   --- 4.14%                                  $4,997,472

UNITED STATES

  1,200,000 Fannie Mae                                                 1,199,660
               1.150%, July 10, 2003
  2,500,000 Fannie Mae                                                 2,499,919
               1.190%, July 2, 2003
  3,500,000 Fannie Mae                                                3,497,736
               0.980%, July 25, 2003
  3,000,000 Fannie Mae                                                 2,997,680
               0.970, July 30, 2003
  5,789,000 Fannie Mae                                                 5,789,000
               0.790%, July 1, 2003
  2,500,000 Fannie Mae                                                 2,498,853
               1.120%, July 16, 2003
  1,500,000 Federal Home Loan Bank                                     1,499,610
               1.190%, July 9, 2003

TOTAL UNITED STATES        --- 16.54%                                $19,982,458

TOTAL SHORT-TERM INVESTMENTS --- 20.67%                              $24,979,930
(Cost $24,979,930)

TOTAL GLOBAL BOND PORTFOLIO --- 100%                              $120,826,111
(Cost $114,206,736)

Legend

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.

See Notes to Financial Statements

Currency Abbreviations EUR - Euro Dollars CAD - Canadian Dollars DKK - Danish Krone GBP - Great British Pound JPY - Japanese Yen NZD - New Zealand Dollars SEK
- Swedish Krona

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003